Financial Assets at Fair Value Through Other Comprehensive Income-Securities - Summary of Equity Instruments at Fair Value Through Other Comprehensive Income-Securities (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	R$ 83	R$ 77
Adjustments to fair value (in Stockholders' equity)	66	84
Expected loss	0	0
Fair Value	149	161
Negotiable shares [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	83	77
Adjustments to fair value (in Stockholders' equity)	66	84
Expected loss	0	0
Fair Value	R$ 149	R$ 161